CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Operating activities
Net income	$ 32,378	$ 38,952	$ 185,836
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	14,033	14,261	55,602
Long-term investment impairment charge	0	2,890	3,353
Amortization of deferred charges	2,591	1,421	5,866
Amortization of seller’s credit	(499)	(491)	(1,942)
Equity in earnings of associated companies	(8,512)	(11,441)	(43,492)
Gain on sale of assets and termination of charters	(18,025)	(2,222)	(47,386)
Adjustment of derivatives to market value	1,978	(855)	(7,780)
Loss/ (gain) on repurchase of bonds	1,109	(80)	122
Interest receivable in form of notes	(646)	0	(1,779)
Other	(982)	(249)	(543)
Changes in operating assets and liabilities
Trade accounts receivable	(1,666)	(2,430)	(7,787)
Due from related parties	53,910	(13,599)	(51,623)
Other receivables	(1,481)	(259)	(1,067)
Inventories	(73)	(513)	(97)
Prepaid expenses and accrued income	(742)	(440)	(190)
Trade accounts payable	(189)	(12)	774
Accrued expenses	(1,890)	5,159	3,206
Other current liabilities	(3,294)	196	(4,503)
Net cash provided by operating activities	68,000	30,288	86,570
Investing activities
Repayments from investments in direct financing and sales-type leases	13,731	15,498	58,571
Additions to newbuildings	(17,739)	(44,243)	(90,612)
Purchase of vessels	0	0	(76,936)
Proceeds from sales of vessels and termination of charters	40,366	25,891	100,733
Net amounts received from associated companies	33,959	13,493	56,443
Purchase of available for sale securities	0	0	(13,890)
Net cash provided by investing activities	70,317	10,639	34,309
Financing activities
Shares issued, net of issuance costs	79	0	89,596
Repurchase of bonds	(248,109)	(741)	(28,096)
Proceeds from issuance of short-term and long-term debt	385,000	44,074	259,097
Repayments of short-term and long-term debt	(263,177)	(42,611)	(318,374)
Debt fees paid	(7,832)	(1,241)	(3,989)
Payments in lieu of issuing shares for exercised share options	0	0	(1,477)
Cash dividends paid	0	(23,737)	(152,009)
Net cash used in financing activities	(134,039)	(24,256)	(155,252)
Net change in cash and cash equivalents	4,278	16,671	(34,373)
Cash and cash equivalents at start of the period	60,542	94,915	94,915
Cash and cash equivalents at end of the period	64,820	111,586	60,542
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 22,434	$ 18,863	$ 86,692